Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
Schedule of Customer Concentration Risk

For the years ended December 31, 2025, 2024 and 2023, the customers accounted for more than 10% of the Company’s total revenue was as follows:

	For the years ended December 31,
	2025	2024	2023
Customer A	35%	43%	43%
Customer B	23%	17%	*
Customer C	13%	12%	22%

As of December 31, 2025 and 2024, the customers accounted for more than 10% of the Company’s total accounts receivable was as follows:

	As of December 31,
	2025	2024
Customer A	40%	42%
Customer B	28%	25%
Customer C	10%	*

*	Present the percentage less than 10%.

For the years ended December 31, 2025, 2024 and 2023, the supplier accounted for more than 10% of the Company’s total purchase was as follows:

	For the years ended December 31,
	2025	2024	2023
Supplier A	*	15%	48%
Supplier B	*	20%	*
Supplier C	33%	*	*
Supplier D	12%	*	*

* Present the percentage less than 10%.